Goodwill And Other Intangible Assets, Net (Schedule Of Goodwill) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Finite-Lived Intangible Assets [Line Items]
Balance, at January 1, 2024	$ 1,499,065
Sale of subsidiary	(3,211)
Net translation differences	(5,269)
Balance, at December 31, 2024	1,490,585
Aerospace
Finite-Lived Intangible Assets [Line Items]
Balance, at January 1, 2024	63,188
Sale of subsidiary	0
Net translation differences	(2,333)
Balance, at December 31, 2024	60,855
C4I and Cyber
Finite-Lived Intangible Assets [Line Items]
Balance, at January 1, 2024	316,655
Sale of subsidiary	0
Net translation differences	0
Balance, at December 31, 2024	316,655
ISTAR and EW
Finite-Lived Intangible Assets [Line Items]
Balance, at January 1, 2024	133,228
Sale of subsidiary	0
Net translation differences	(2,936)
Balance, at December 31, 2024	130,292
Land
Finite-Lived Intangible Assets [Line Items]
Balance, at January 1, 2024	571,866
Sale of subsidiary	(3,211)
Net translation differences	0
Balance, at December 31, 2024	568,655
ESA
Finite-Lived Intangible Assets [Line Items]
Balance, at January 1, 2024	414,128
Sale of subsidiary	0
Net translation differences	0
Balance, at December 31, 2024	$ 414,128